UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2017 (Unaudited)

Deutsche Treasury Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.2%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.065% *, 1/4/2018	57,033,000	57,028,010
1.126% *, 2/15/2018	50,000,000	49,930,562
1.227% *, 3/22/2018	85,000,000	84,771,350
1.252% *, 3/8/2018	15,000,000	14,966,037
1.253% *, 3/15/2018	11,195,000	11,166,942
1.253% *, 3/22/2018	35,000,000	34,903,867
1.258% *, 3/22/2018	4,000,000	3,988,969
1.262% *, 1/25/2018	25,000,000	24,979,250
1.293% *, 3/22/2018	20,000,000	19,943,333
1.298% *, 3/15/2018	50,000,000	49,870,172
1.298% *, 3/22/2018	46,784,000	46,650,925
1.304% *, 3/15/2018	9,694,000	9,668,721
1.308% *, 3/8/2018	112,400,000	112,134,174
1.329% *, 3/15/2018	50,000,000	49,867,079
1.338% *, 3/15/2018	125,000,000	124,665,417
1.361% *, 3/22/2018	35,000,000	34,895,622
1.379% *, 3/29/2018	55,954,000	55,770,098
1.384% *, 3/29/2018	25,000,000	24,918,479
1.426% *, 4/5/2018	12,250,000	12,205,844
1.428% *, 4/5/2018	12,250,000	12,205,797
1.45% *, 5/31/2018	20,500,000	20,374,891
1.451% *, 3/29/2018	42,680,000	42,532,402
1.465% *, 3/29/2018	52,320,000	52,137,294
1.477% *, 6/14/2018	50,000,000	49,668,128
1.48% *, 3/29/2018	10,000,000	9,964,717
1.481% *, 3/29/2018	55,000,000	54,805,809
1.482% *, 3/29/2018	100,000,000	99,646,683
1.501% *, 6/21/2018	20,000,000	19,859,400
1.932% *, 1/11/2018	64,162,000	64,137,578
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 1.62% **, 10/31/2018	160,000,000	160,219,998
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 1.624% **, 7/31/2018	210,000,000	210,233,367
3-month U.S. Treasury Bill Money Market Yield plus 0.190%, 1.64% **, 4/30/2018	130,500,000	130,571,710
3-month U.S. Treasury Bill Money Market Yield plus 0.272%, 1.722% **, 1/31/2018	244,250,000	244,306,255
U.S. Treasury Note, 0.75%, 2/28/2018	50,000,000	49,969,833
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,042,958,713)	93.2	2,042,958,713
Other Assets and Liabilities, Net	6.8	149,343,257
Net Assets	100.0	2,192,301,970

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of December 31, 2017.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (a)	$—	$2,042,958,713	$—	$2,042,958,713
Total	$—	$2,042,958,713	$—	$2,042,958,713

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018